ACQUISITION OF AUDIOEYE, INC. BY AUDIOEYE ACQUISITION CORPORATION (Details) (USD $)				0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 17, 2012 AudioEye Inc.
Acquisition
Percentage of outstanding shares acquired				80.00%
Purchase Price Allocation
Cash paid for entity				$ 1,125,000
Stock issued for acquisition				375,000
Stock issued for acquisition (in shares)				1,500,000
Purchase price				1,500,000
Less: Net Assets (deficit)				2,752,342
Less: Identifiable Intangibles - Patents				(3,551,814)
Goodwill	700,528	700,528	700,528	700,528
Net Assets (deficit)
Current Assets				109,521
Property, Plant & Equipment, net				7,688
Current Liabilities				(1,517,724)
L/T Liabilities				(1,351,827)
Net assets				$ (2,752,342)